Capital Structure and Financial Matters (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Jun. 07, 2022 USD ($) $ / shares shares	Jun. 30, 2022 shares	Jun. 07, 2022 kr / shares
Disclosure of classes of share capital [line items]
Maximum aggregate value of shares to sell | $	$ 40.0
Par value per share | kr / shares			kr 1
Number of shares issued as commitment fee | shares	428,572	428,572
Weighted average share price | $ / shares	$ 2.80
Value of shares issued as commitment fee | $	$ 1.2
Period of Purchase Agreement	36 months
Maximum value of shares to sell in a single transaction | $	$ 1.5
Minimum
Disclosure of classes of share capital [line items]
Shares to sell in a single transaction | shares	50,000
Maximum
Disclosure of classes of share capital [line items]
Shares to sell in a single transaction | shares	70,000